Offerings	Oct. 23, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Common Warrants
Amount Registered | shares	1,649,147
Proposed Maximum Offering Price per Unit | $ / shares	4.79
Maximum Aggregate Offering Price	$ 7,899,414.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,091
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(g) of the Securities Act. The proposed maximum offering price per share are calculated based on the exercise price of the Common Warrants and Placement Agent Warrants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Placement Agent Warrants
Amount Registered | shares	82,457
Proposed Maximum Offering Price per Unit | $ / shares	4.3844
Maximum Aggregate Offering Price	$ 361,524.47
Fee Rate	0.01381%
Amount of Registration Fee	$ 50
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(g) of the Securities Act. The proposed maximum offering price per share are calculated based on the exercise price of the Common Warrants and Placement Agent Warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Placement Agent Warrants
Amount Registered | shares	9,935
Proposed Maximum Offering Price per Unit | $ / shares	4.3125
Maximum Aggregate Offering Price	$ 42,844.69
Fee Rate	0.01381%
Amount of Registration Fee	$ 6
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), in connection with any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(g) of the Securities Act. The proposed maximum offering price per share are calculated based on the exercise price of the Common Warrants and Placement Agent Warrants.